Home Office:
Harrison, NY
Administrative Office:
4333 Edgewood Road NE
Cedar Rapids, IA 52499

May 4, 2018

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D.C. 20549-0506

Re:	SecurePath for Life Product
TFLIC Pooled Account No. 44
Transamerica Financial Life Insurance Company
(File No. 333-163881)
Certification Pursuant to Rule 497(j) under the Securities Act of 1933

Dear Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the prospectus and statement of additional information dated May 1, 2018 that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please contact the undersigned at (303) 383-5297.

Sincerely,

/s/ Alison Ryan
Alison Ryan
Assistant Secretary

an AEGON company